Pension Benefits - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 01, 2025 Employees
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Per Hour Contribution			3.55	3.55
Top of range [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Per Hour Contribution			3.85	3.85
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	$ 10.9		$ 14.2
Contribution to defined benefit plan	$ 20.0		$ 28.0
Estimate of contributions expected to be paid to plan for next annual reporting period		$ 21.0
Percentage deficit in the return on plan assets	10.00%		10.00%	10.00%
Decrease In Other Comprehensive Income After Tax Due To Possible Percentage Deficit In The Return On Plan Assets	$ 105.0			$ 110.0
Pension defined benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation			10 years	10 years
Pension defined benefit plans [member] | Current Service Costs [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation			17 years	17 years
Pension Benefits [Member]
Disclosure of defined benefit plans [line items]
Past service cost	$ 0.0		$ 5.6
Pension Benefits [Member] | Unionized Employees [Member]
Disclosure of defined benefit plans [line items]
Number of employees | Employees					1,005
Pension Benefits [Member] | Cost of steel revenue [member]
Disclosure of defined benefit plans [line items]
Past service cost			5.0
Pension Benefits [Member] | Administrative and selling expense [member]
Disclosure of defined benefit plans [line items]
Past service cost			$ 0.6